Note 13 - Financial Information of Parent Company - Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net loss for the year	$ (5,369)	$ (743)	$ (3,469)
Parent Company [Member]
Net loss for the year	$ (3,380)	$ 0	$ (118)